Notes to the Consolidated Statements of Financial Position - Schedule of Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Lease Liabilities [Abstract]
Balance	€ 805,086	€ 1,120,048
Additions	451,427	68,604
Payments	(357,583)	(388,114)
Short-term liability for accrued interest expense	4,768	(409)
Foreign exchange difference	(5,779)	4,959
Balance	€ 897,917	€ 805,086